Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	¥ 1,085	¥ 367	¥ 618
Total committed credit lines	464,677	475,553
Available credit lines	389,903	419,356
Long-term committed credit lines	380,062	274,980
Due to affiliates	184,950
Investment in Affiliates	530,667	¥ 378,087
Securities Pledged as Collateral
Debt Instrument [Line Items]
Investment in securities pledged for primarily collateral deposits	25,808
Investment in Affiliates	¥ 32,097